Unissued Capital	12 Months Ended
Jun. 30, 2026
Unissued Capital [Abstract]
UNISSUED CAPITAL
23.	UNISSUED CAPITAL

	30 June 2026 $	30 June 2025 $
Unissued capital reserve	45,734,183	45,734,183
	45,734,183	45,734,183